TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT AUDITORS
Ernst & Young LLP


INVESTOR INFORMATION: (800) CRM-2883
http://www.crmfunds.com


THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

CRMINVA/R


                                      CRM
                                     FUNDS

                                    SMALL CAP
                                   VALUE FUND

                                     MID CAP
                                   VALUE FUND

                                    LARGE CAP
                                   VALUE FUND


                                 INVESTOR SHARES

                                  ANNUAL REPORT
                                  June 30, 2001

                                   [GRAPHIC]


                                                                   THE CRM FUNDS

                                 THE CRM FUNDS

                       FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883

ANNUAL REPORT                                                      JUNE 30, 2001

Dear Fellow Shareholder:

For the twelve month period ending June 30, 2001, the Investor Shares of CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund provided total returns of 41.67%, 27.30%* and 8.43%, respectively. These results compare to 30.80%, 16.10% and 10.33% returns for the Russell 2000 Value Index, Russell Mid Cap Value Index and Russell 1000 Value Index, respectively.(1)

U.S. corporate profits have steadily declined over the past twelve months culminating in the first period since 1991 that profits have slumped for two quarters in a row. The Federal Reserve, in an effort to continue a ten-year economic expansion, has lowered interest rates six times this year, bringing rates to their lowest level in seven years. While manufacturing remains stuck in an eight-month slump, consumer confidence rose in June to its highest level during 2001, suggesting consumers are aiding in the effort to keep the economy out of a recession. Gasoline prices fell to a seventeen-month low and oil had its biggest drop since the end of the first quarter. The quarter ended with the announcement that an appeals court unanimously threw out a ruling that would have split Microsoft into two companies. Amid all of the noise, the NASDAQ Index has slid (45.5)% in the past twelve months.

After a prolonged period during which the S&P 500 Index led the market, companies with smaller market capitalizations are now having their day in the sun. We believe the current trend favors value style, which will persist for some time.

THE CRM SMALL CAP VALUE FUND had several stocks, such as Perot Systems, Gulf Canada and Ventas, provide a significant contribution to performance. Perot Systems appreciated as the company achieved its earnings targets in the face of a difficult technology-spending environment. Gulf Canada also performed well as the company agreed to a merger with Conoco. Ventas was our third best performer recently, bringing year-to-date appreciation to nearly 80%.

We recently made a number of purchases, including initiating positions in First American Corp. (FAF) and US Oncology (USON). First American Corp. is the leading title insurance company in the US. The stock currently trades at ten times its earnings due to the perception that housing sales will slow in the remaining months of 2001. We disagree with this outlook and thus believe the stock to be significantly undervalued. US Oncology is a leading physician practice management company serving the cancer market. The company has reorganized following a merger with another leading player in the industry two years ago. US Oncology has also recently changed its compensation system, leading to a more favorable economic model for the company. We believe the stock is still inexpensive at fourteen times its 2002 earnings. We also added to our positions in Coach and Bay View Capital.

(1) These indices do not include the effect of any expenses, which have been deducted from each Fund's return. Individuals cannot invest directly in any index.

*   Since September 20, 2000 (commencement of operations) through June 30, 2001.

THE CRM MID CAP VALUE FUND has recently benefited from exposure to the consumer sector, which held up well despite the slowing industrial economy. The top contributors were AutoNation and Circuit City Inc.-CarMax Group ("CarMax"). AutoNation is a company undergoing a major restructuring under its new chief executive officer, Michael Jackson. The company is the largest automotive retailer in the country. CarMax, on the other hand, derives approximately 85% of its revenues from used car sales, operating the largest used car-only store base. CarMax is benefiting from new operating procedures implemented as a result of a two-year study to perfect the used car experience. Improved operations, coupled with a consumer base that is more willing to buy used cars over new in this economic environment, has resulted in comparable store sales increases in excess of 20% in each of the last few quarters. The company, which has not opened a new store since 1999, plans to grow square footage by 15% a year over the next several years. We believe that CarMax, which is trading under seventeen times its 2002 earnings, can become the category dominant factor in the used car industry.

A significant new purchase was made in IKON Office Solutions. IKON is the largest independent distributor of office equipment, primarily copiers, in the U.S. The company principally distributes Canon and Ricoh products and is benefiting from the problems at Xerox, its largest competitor, which is undergoing significant turmoil among sales and service representatives. Moreover, until this year, IKON did not have a product to compete with Xerox in the higher-end of the market, where Xerox has traditionally enjoyed an 85% market share. Over the past six months, however, both Canon and Ricoh have introduced new higher-end products which has allowed IKON to gain market share. A new CEO has also focused the company on streamlining the order-entry, procurement and financing of copiers, which has resulted in improved margins. IKON trades under nine times its 2001 cash earnings.

THE CRM LARGE CAP VALUE FUND performed well in what has been a more difficult environment for Large Cap Stocks, achieving a positive return of 8.43% for the trailing twelve months, significantly better than the S&P 500 and slightly behind the Russell 1000 Value. Among the largest contributors to our performance were Cendant Corporation and AutoNation. Both Cendant and AutoNation benefited from corporate restructuring activities and lower interest rates. Cendant has made several acquisitions that will add to earnings growth, including Avis car rental and the Galileo airline reservation system. AutoNation has reoriented its efforts towards the more profitable used car market and is benefiting from a sales environment that is sensitive to interest rates.

Significant new purchases included Toys "R" Us, Rockwell International, Du Pont and Kraft. The new management team at Toys "R" Us is upgrading the format of the stores, making them more attractive and efficient. We expect a favorable revaluation of this industry leader after several years of investor neglect caused by an unappealing and dated merchandising format. Rockwell is splitting its avionics and factory automation businesses into two separate companies, both of which should eventually be more favorably valued as stand alone entities. Du Pont has sold its pharmaceuticals business and appears to be the beginning of a major corporate restructuring. Kraft has been partially separated from its parent, Philip Morris, and as investors become reacquainted with the company, its dominant position in several large food categories should lead to a more generous market valuation for the stock.

We remain pleased with the diversity of investment opportunities available to us. While the overall economic landscape is murky at best, market breadth continues to be favorable, allowing us to take advantage of valuation inefficiencies across many industries. As the tables have turned from growth to value, it has indeed become a stock picker's market again, one that greatly favors CRM's investment style.

Sincerely,

CRM Funds

            /s/ Ronald H. McGlynn              /s/ Robert J. Christian

            Ronald H. McGlynn                  Robert J. Christian
            President and CEO                  President
            Cramer Rosenthal McGlynn, LLC      WT Mutual Fund

  During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value of $10,000 Investment section of this report.

The views in this report were those of the Funds' managers as of June 30, 2001 and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2001

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since inception on 10/1/95. The Russell 2000 Index is an unmanaged, capitalization weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS. This material must be preceeded or accomanied by a current prospectus.

  CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX*

[CHART]

INVESTMENT VALUE ON 6/30/01
CRM Small Cap Value Fund-Investor Shares                   $25,855
Russell 2000 Index                                         $17,700
Russell 2000 Value Index                                   $21,000

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01                  ONE YEAR         FIVE YEAR         SINCE INCEPTION ON 10/1/95
CRM Small Cap Value Fund-Investor Shares                    41.67%**         14.04%**                  17.95%**
Russell 2000 Index                                           0.57%              9.60%                    10.59%
Russell 2000 Value Index                                    30.80%             13.44%                    13.78%

                      CRM SMALL CAP VALUE
                      FUND-INVESTOR SHARES    RUSSELL 2000 INDEX     RUSSELL 2000 VALUE INDEX
10/1/1995                    $10,000               $10,000                   $10,000
6/30/1996                    $13,405               $11,275                   $11,181
6/30/1997                    $17,053               $13,116                   $14,339
6/30/1998                    $19,781               $15,280                   $17,190
6/30/1999                    $16,768               $15,509                   $16,207
6/30/2000                    $18,250               $17,730                   $16,055
6/30/2001                    $25,855               $17,700                   $21,000

* Returns for the Russell 2000 Index and Russell 2000 Value Index are based on an inception date of 9/30/95. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2001

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since inception on 9/20/00. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged, capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS. This material must be preceeded or accomanied by a current prospectus.

 CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX*

[CHART]

INVESTMENT VALUE ON 6/30/01
CRM Mid Cap Value Fund-Investor Shares                              $12,731
Russell MidCap Index                                                 $9,575
Russell MidCap Value Index                                          $11,610


TOTAL RETURN AS OF 6/30/01                              SINCE INCEPTION ON 9/20/00***
CRM Mid Cap Value Fund-Investor Shares                             27.30%**
Russell MidCap Index                                               (4.25)%
Russell MidCap Value Index                                         16.10%

                               CRM MID CAP VALUE
                                     FUND-                 RUSSELL         RUSSELL MIDCAP
                                INVESTOR SHARES          MIDCAP INDEX        VALUE INDEX
9/20/2000                           $10,000                 $10,000            $10,000
6/30/2001                           $12,731                 $ 9,575            $11,610

* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.
*** Since September 20, 2000 (commencement of operations) through June 30, 2001.

CRM LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2001

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Large Cap Value Fund ("Fund") with the performance of the Standard and Poor's 500 Composite Index ("S&P 500") and Russell 1000 Value Index since inception of 8/25/98. The S&P 500 and Russell 1000 Value Index are unmanaged stock market indices and reflect the reinvestment of dividends. The indices exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS. This material must be preceeded or accomanied by a current prospectus.

   CRM LARGE CAP VALUE FUND VS S&P 500 INDEX AND RUSSELL 1000 VALUE INDEX*

[CHART]

INVESTMENT VALUE ON 6/30/01
CRM Large Cap Value Fund-Investor Shares          $12,893
S&P 500 Index                                     $12,868
Russell 1000 Value Index                          $14,055

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01         ONE YEAR         SINCE INCEPTION ON 8/25/98
CRM Large Cap Value Fund-Investor Shares            8.43%**                  9.32%**
S&P 500 Index                                     (14.83)%                   9.30%
Russell 1000 Value Index                           10.33%                   12.75%

                  CRM LARGE CAP VALUE
                 FUND-INVESTOR SHARES                S&P 500         RUSSELL 1000 VALUE INDEX
8/25/1998               $10,000                      $10,000                   $10,000
6/30/1999               $12,240                      $14,344                   $10,000
6/30/2000               $11,891                      $15,109                   $ 9,109
6/30/2001               $12,893                      $12,868                   $14,055

* Returns for the S&P 500 Index and Russell 1000 Value Index are based on an inception date of 8/31/98. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                      SMALL CAP         MID CAP        LARGE CAP
                                                                     VALUE FUND       VALUE FUND      VALUE FUND
                                                                    ------------     -----------      ----------
ASSETS
     Investment in Series, at value                                 $298,120,011     $50,780,831      $7,826,241
     Receivable for Fund shares sold                                   1,831,192       2,365,097              --
     Receivable for investment in Series withdrawn                       113,801          75,000          75,000
     Organizational costs (Note 2)                                            --           8,999              --
     Other assets                                                         29,854           2,333           1,996
                                                                    ------------     -----------      ----------
Total assets                                                         300,094,858      53,232,260       7,903,237
                                                                    ------------     -----------      ----------
LIABILITIES
     Payable for Fund shares redeemed                                    113,801          75,000          75,000
     Payable for investment in Series                                  1,831,192       2,365,097              --
     Accrued expenses                                                     86,753          15,228          11,311
                                                                    ------------     -----------      ----------
Total liabilities                                                      2,031,746       2,455,325          86,311
                                                                    ------------     -----------      ----------
NET ASSETS                                                          $298,063,112     $50,776,935      $7,816,926
                                                                    ============     ===========      ==========
COMPONENTS OF NET ASSETS
     Paid in Capital                                                $217,580,268     $38,829,275      $7,154,762
     Undistributed net investment income                               1,518,631         141,578          18,514
     Accumulated net realized gain (loss)                             14,043,126       3,977,760        (512,401)
     Net unrealized appreciation on investments                       64,921,087       7,828,322       1,156,051
                                                                    ------------     -----------      ----------
NET ASSETS                                                          $298,063,112     $50,776,935      $7,816,926
                                                                    ============     ===========      ==========
NET ASSETS BY SHARE CLASS
     Investor Shares                                                $134,777,908     $11,954,163      $7,816,926
     Institutional Shares                                            163,285,204      38,822,772              --
                                                                    ------------     -----------      ----------
                                                                    $298,063,112     $50,776,935      $7,816,926
                                                                    ============     ===========      ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
     Investor Shares                                                   6,146,642         658,488         620,341
     Institutional Shares                                              7,326,693       2,134,343              --
NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
     Investor Shares                                                      $21.93          $18.15          $12.60
     Institutional Shares                                                 $22.29          $18.19              --

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2001

                                                                     SMALL CAP         MID CAP        LARGE CAP
                                                                    VALUE FUND       VALUE FUND      VALUE FUND
                                                                    ------------     -----------      ----------
INVESTMENT INCOME
    Investment income from Series                                    $ 4,235,549     $   585,405        $133,718
    Expenses from Series                                              (1,955,846)       (320,512)        (55,457)
                                                                     -----------     -----------        --------
       Net investment income from Series                               2,279,703         264,893          78,261
                                                                     -----------     -----------        --------
EXPENSES
    Shareholder services-- Investor Shares                               217,372           9,155          19,207
    Administration fees                                                   36,000          36,000          36,000
    Transfer agent services                                               98,036          17,976           2,509
    Professional services                                                    448          26,149          10,836
    Registration fees                                                     34,090          38,849          20,642
    Accounting services                                                   36,002          32,051          18,001
    Custody fees                                                           3,000           3,800           2,000
    Trustee fees and expenses                                              6,238           6,238           6,238
    Amortization of organizational costs                                   4,381           6,001              --
    Printing                                                              54,227           8,532           2,931
    Miscellaneous                                                          2,860           2,365           1,075
                                                                     -----------     -----------        --------
Total expenses                                                           492,654         187,116         119,439
    Fees waived and reimbursed (Note 4)                                   (1,017)       (122,188)        (59,713)
                                                                     -----------     -----------        --------
    Net expenses                                                         491,637          64,928          59,726
                                                                     -----------     -----------        --------
NET INVESTMENT INCOME                                                  1,788,066         199,965          18,535
                                                                     -----------     -----------        --------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
    Net realized gain from investments                                17,583,147       4,120,044         460,343
    Net change in unrealized appreciation/depreciation
       of investments                                                 58,872,570       6,364,046         223,827
                                                                     -----------     -----------        --------
Net realized and unrealized gain on investments                       76,455,717      10,484,090         684,170
                                                                     -----------     -----------        --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $78,243,783     $10,684,055        $702,705
                                                                     ===========     ===========        ========

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SMALL CAP VALUE FUND
                                                                                      ---------------------------
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                        JUNE 30,       JUNE 30,
                                                                                          2001           2000+
                                                                                      ------------   ------------
NET ASSETS -- BEGINNING OF PERIOD                                                     $173,912,895   $184,857,401
                                                                                      ------------   ------------
OPERATIONS
    Net investment income (loss)                                                         1,788,066     (1,185,786)
    Net realized gain from investments                                                  17,583,147     34,576,089
    Net change in unrealized appreciation/depreciation of investments                   58,872,570    (19,368,774)
                                                                                      ------------   ------------
       Net increase in net assets resulting from operations                             78,243,783     14,021,529
                                                                                      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income -- Investor Shares                                              (106,831)            --
    Net investment income -- Institutional Shares                                         (162,604)            --
    Net realized gain on investments -- Investor Shares                                 (3,638,546)            --
    Net realized gain on investments -- Institutional Shares                            (5,538,096)            --
                                                                                      ------------   ------------
       Total distributions to shareholders                                              (9,446,077)            --
                                                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS
    Sale of shares -- Investor Shares                                                   62,131,001     11,975,007
    Sale of shares -- Institutional Shares                                              42,609,261     26,188,988
    Reinvestment of distributions -- Investor Shares                                     3,621,754             --
    Reinvestment of distributions -- Institutional Shares                                5,106,496             --
    Redemptions of shares -- Investor Shares                                           (27,263,812)   (43,002,583)
    Redemptions of shares -- Institutional Shares                                      (30,852,189)   (20,127,447)
                                                                                      ------------   ------------
       Net increase (decrease) from capital share transactions                          55,352,511    (24,966,035)
                                                                                      ------------   ------------
       Total increase (decrease) in net assets                                         124,150,217    (10,944,506)
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD                                                           $298,063,112   $173,912,895
                                                                                      ============   ============
Undistributed net investment income                                                   $  1,518,631   $         --
                                                                                      ============   ============

CAPITAL SHARE TRANSACTIONS                                                               SHARES         SHARES
                                                                                      ------------   ------------
    Sale of shares -- Investor Shares                                                    3,109,347        796,812
    Sale of shares -- Institutional Shares                                               2,265,786      1,698,030
    Reinvestment of distributions -- Investor Shares                                       218,837             --
    Reinvestment of distributions -- Institutional Shares                                  303,597             --
    Redemptions of shares -- Investor Shares                                            (1,445,972)    (2,876,719)
    Redemptions of shares -- Institutional Shares                                       (1,584,999)    (1,316,498)
                                                                                      ------------   ------------
       Net increase (decrease) in shares                                                 2,866,596     (1,698,375)
                                                                                      ============   ============

   + Reflects operating history of predecessor mutual fund (see note 5).

SEE ACCOMPANYING NOTES.

                                                                                          MID CAP VALUE FUND
                                                                                      ---------------------------
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                        JUNE 30,       JUNE 30,
                                                                                          2001           2000+
                                                                                      ------------   ------------
NET ASSETS -- BEGINNING OF PERIOD                                                     $ 18,573,031   $  9,886,686
                                                                                      ------------   ------------
OPERATIONS
    Net investment income                                                                  199,965         54,207
    Net realized gain from investments                                                   4,120,044      1,394,272
    Net change in unrealized appreciation/depreciation of investments                    6,364,046        620,737
                                                                                      ------------   ------------
       Net increase in net assets resulting from operations                             10,684,055      2,069,216
                                                                                      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income -- Investor Shares                                                (4,612)            --
    Net investment income -- Institutional Shares                                          (98,929)       (20,710)
    Net realized gain on investments -- Investor Shares                                    (45,991)            --
    Net realized gain on investments -- Institutional Shares                              (986,506)            --
                                                                                      ------------   ------------
       Total distributions to shareholders                                              (1,136,038)       (20,710)
                                                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS
    Sale of shares -- Investor Shares                                                   11,689,919             --
    Sale of shares -- Institutional Shares                                              26,924,044     12,620,733
    Reinvestment of distributions -- Investor Shares                                        50,540             --
    Reinvestment of distributions -- Institutional Shares                                  978,424         20,705
    Redemptions of shares -- Investor Shares                                              (622,145)            --
    Redemptions of shares -- Institutional Shares                                      (16,364,895)    (6,003,599)
                                                                                      ------------   ------------
       Net increase from capital share transactions                                     22,655,887      6,637,839
                                                                                      ------------   ------------
       Total increase in net assets                                                     32,203,904      8,686,345
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD                                                           $ 50,776,935   $ 18,573,031
                                                                                      ============   ============
Undistributed net investment income                                                   $    141,578   $     45,154
                                                                                      ============   ============

CAPITAL SHARE TRANSACTIONS                                                                SHARES       SHARES
                                                                                      ------------   ------------
    Sale of shares -- Investor Shares                                                      682,787             --
    Sale of shares -- Institutional Shares                                               1,647,105      1,128,182
    Reinvestment of distributions -- Investor Shares                                         3,310             --
    Reinvestment of distributions -- Institutional Shares                                   64,033          2,002
    Redemptions of shares -- Investor Shares                                               (27,609)            --
    Redemptions of shares -- Institutional Shares                                         (979,058)      (616,031)
                                                                                      ------------   ------------
       Net increase in shares                                                            1,390,568        514,153
                                                                                      ============   ============

   + Reflects operating history of predecessor mutual fund (see note 5).

SEE ACCOMPANYING NOTES.

                                                                                         LARGE CAP VALUE FUND
                                                                                      ---------------------------
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                        JUNE 30,       JUNE 30,
                                                                                          2001           2000+
                                                                                      ------------   ------------
NET ASSETS -- BEGINNING OF PERIOD                                                     $  7,941,373   $ 30,935,706
                                                                                      ------------   ------------
OPERATIONS
    Net investment income                                                                   18,535          5,873
    Net realized gain (loss) from investments                                              460,343       (972,764)
    Net change in unrealized appreciation/depreciation
       of investments                                                                      223,827     (2,227,093)
                                                                                      ------------   ------------
       Net increase (decrease) in net assets resulting from operations                     702,705     (3,193,984)
                                                                                      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income -- Investor Shares                                                (5,865)        (2,292)
    Net realized gain on investments -- Investor Shares                                         --       (140,234)
                                                                                      ------------   ------------
       Total distributions to shareholders                                                  (5,865)      (142,526)
                                                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS
    Sale of shares -- Investor Shares                                                    1,897,554      2,617,238
    Reinvestment of distributions -- Investor Shares                                         5,726        138,957
    Redemptions of shares -- Investor Shares                                            (2,724,567)   (22,414,018)
                                                                                      ------------   ------------
       Net decrease from capital share transactions                                       (821,287)   (19,657,823)
                                                                                      ------------   ------------
       Total decrease in net assets                                                       (124,447)   (22,994,333)
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD                                                           $  7,816,926   $  7,941,373
                                                                                      ============   ============
Undistributed net investment income                                                   $     18,514   $      5,844
                                                                                      ============   ============

CAPITAL SHARE TRANSACTIONS                                                               SHARES         SHARES
                                                                                      ------------   ------------
    Sale of shares -- Investor Shares                                                      157,300        244,609
    Reinvestment of distributions -- Investor Shares                                           466         13,221
    Redemptions of shares -- Investor Shares                                              (220,535)    (2,117,083)
                                                                                      ------------   ------------
       Net decrease in shares                                                              (62,769)    (1,859,253)
                                                                                      ============   ============

   + Reflects operating history of predecessor mutual fund (see note 5).

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                               SMALL CAP VALUE FUND -- INVESTOR SHARES
                                       -----------------------------------------------------------------------------------------
                                       YEAR ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED       YEAR ENDED       YEAR ENDED
                                        JUNE 30,      JUNE 30,      JUNE 30,     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                          2001         2000+        1999(b)+         1998+            1997+           1996(a)+
                                       ----------    ----------   ------------   -------------    -------------    -------------
Net asset value -- Beginning
     of Period                          $  16.26     $  14.94       $ 13.61        $  17.68         $  13.71          $ 10.00
                                        --------      -------       -------        --------         --------          -------
Investment operations
     Net investment income (loss)           0.10        (0.13)        (0.02)          (0.06)           (0.06)           (0.02)
     Net realized and unrealized
       gain (loss) on investments           6.40         1.45          1.35           (3.15)            4.89             3.73
                                        --------      -------       -------        --------         --------          -------
Total from investment operations            6.50         1.32          1.33           (3.21)            4.83             3.71
                                        --------      -------       -------        --------         --------          -------
Distributions to shareholders
     From net investment income            (0.02)          --            --              --               --               --(c)
     From net realized gain on
       investments                         (0.81)          --            --           (0.84)           (0.86)              --
     Return of capital                        --           --            --(c)        (0.02)              --               --
                                        --------      -------       -------        --------         --------          -------
Total distributions to shareholders        (0.83)          --            --           (0.86)           (0.86)              --
                                        --------      -------       -------        --------         --------          -------
Net asset value -- End of Period        $  21.93      $ 16.26       $ 14.94        $  13.61         $  17.68          $ 13.71
                                        ========      =======       =======        ========         ========          =======
Total Return                               41.67%        8.84%         9.80%(d)      (18.81)%(d)       37.14%(d)        37.15%(d)
Ratios/Supplemental Data(f)
Ratios to average net assets:
     Expenses, including
       reimbursement/waiver                 1.28%        1.42%         1.42%(e)        1.38%            1.50%            1.49%
     Expenses, excluding
       reimbursement/waiver                 1.28%        1.42%         1.46%(e)        1.38%            1.50%            1.98%
     Net investment income (loss),
       including reimbursement/
       waiver                               0.66%       (0.88)%       (0.16)%(e)      (0.34)%          (0.56)%          (0.40)%
Portfolio turnover rate                       90%          96%           64%             57%              99%             111%
Net assets at end of period
(000's omitted)                         $134,778      $69,351       $94,806        $130,929         $144,001          $45,385

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the year October 1, 1995 (commencement of operations) through September 30, 1996.
(b) For the period October 1, 1998 through June 30, 1999.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

SEE ACCOMPANYING NOTES.

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                    MID CAP VALUE FUND -- INVESTOR SHARES
                                                                    -------------------------------------
                                                                                PERIOD ENDED
                                                                                  JUNE 30,
                                                                                   2001(a)
                                                                               --------------
Net asset value -- Beginning of Period                                            $  14.84
                                                                                  --------
Investment operations
     Net investment income                                                            0.07
     Net realized and unrealized gain on investments                                  3.87
                                                                                  --------
Total from investment operations                                                      3.94
                                                                                  --------
Distributions to shareholders
     From net investment income                                                      (0.06)
     From net realized gain on investments                                           (0.57)
                                                                                  --------
Total distributions to shareholders                                                  (0.63)
                                                                                  --------
Net asset value -- End of Period                                                  $  18.15
                                                                                  ========
Total Return                                                                         27.30%(b)

Ratios/Supplemental Data(d)
Ratios to average net assets:
     Expenses, including reimbursement/waiver                                         1.50%(c)
     Expenses, excluding reimbursement/waiver                                         1.88%(c)
     Net investment income, including reimbursement/waiver                            0.31%(c)
Portfolio turnover rate                                                                163%
Net assets at end of period (000's omitted)                                       $ 11,954

(a) For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.
(b) Not annualized.
(c) Annualized.
(d) The ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

SEE ACCOMPANYING NOTES.

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                 LARGE CAP VALUE FUND -- INVESTOR SHARES
                                                    ----------------------------------------------------------------
                                                    YEAR ENDED       YEAR ENDED      PERIOD ENDED      PERIOD ENDED
                                                     JUNE 30,         JUNE 30,         JUNE 30,        SEPTEMBER 30,
                                                       2001             2000+          1999(b)+          1998(a)+
                                                    ----------       ----------      ------------      -------------
Net asset value -- Beginning of Period                $11.63           $12.17          $ 10.02           $ 10.00
                                                      ------           ------          -------           -------
Investment operations
     Net investment income                              0.03               --(c)          0.06              0.01
     Net realized and unrealized gain (loss)
       on investments                                   0.95            (0.37)            2.16              0.01
                                                      ------           ------          -------           -------
Total from investment operations                        0.98            (0.37)            2.22              0.02
                                                      ------           ------          -------           -------
Distributions to shareholders
     From net investment income                        (0.01)              --(c)         (0.06)               --
     From net realized gain on investments                --            (0.17)           (0.01)               --
                                                      ------           ------          -------           -------
Total distributions to shareholders                    (0.01)           (0.17)           (0.07)               --
                                                      ------           ------          -------           -------
Net asset value -- End of Period                      $12.60           $11.63          $ 12.17           $ 10.02
                                                      ======           ======          =======           =======
Total Return                                            8.43%           (2.85%)          22.16%(d)          0.20%(d)

Ratios/Supplemental Data(f)
Ratios to average net assets:
     Expenses, including reimbursement/waiver           1.50%            1.44%            1.50%(e)          1.50%(e)
     Expenses, excluding reimbursement/waiver           2.28%            2.35%            1.92%(e)          3.95%(e)
     Net investment income, including
       reimbursement/waiver                             0.24%            0.05%            0.63%(e)          1.78%(e)
Portfolio turnover rate                                  109%             136%              56%                7%
Net assets at end of period (000's omitted)           $7,817           $7,941          $30,936           $10,668

+ Effective November 1, 1999, The CRM Funds - Large Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund, CRM Mid Cap Value Fund, and CRM Large Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

   The Funds currently offer two classes of shares: Investor Shares and Institutional Shares. Information regarding the Institutional Shares is included in a separate shareholder report.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   Information presented for periods prior to November 1, 1999, for the Funds reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Fund's investment in the Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   CAPITAL LOSS CARRYFORWARDS. At June 30, 2001, CRM Large Cap Value Fund had capital loss carryforwards of $466,623 which expire on June 30, 2008.

   DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Funds have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Fund commenced operations.

   INVESTMENT INCOME. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions, if any, to shareholders of the Funds are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period July 1, 2000 through June 30, 2001, the Funds made investments in and withdrew investments from the Series as follows:

                                                        SMALL CAP VALUE      MID CAP VALUE     LARGE CAP VALUE
                                                             FUND                 FUND               FUND
                                                       -----------------    ---------------   -----------------
   Investments in Series                                 $104,740,262          $38,837,155        $1,937,273
   Withdrawls from Series                                 (59,351,858)         (17,356,011)       (2,815,879)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   WT Funds' Board of Trustees has adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, each Fund pays shareholder servicing agents, including CRM, up to 0.25% of the average daily net assets of the Investor Share class of the Funds, attributable to accounts for which they provide shareholder services.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Funds.

   PFPC also serves as transfer agent and dividend disbursing agent of the Funds pursuant to a separate Transfer Agency Agreement with the Company on behalf of the Funds.

   CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.50% of each Fund's Investor Shares average daily net assets. These undertakings will remain in place until November 1, 2010.

5. FUND MERGER. Effective November 1, 1999, the CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the "CRM Funds") acquired all of the assets and assumed all of the liabilities of the The CRM Funds - Small Cap Value Fund, The CRM Funds - Mid Cap Value Fund and The CRM Funds - Large Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of the respective Fund equal to the number and aggregate net asset value of their shares in the Predecessor Funds.

   The Reorganizations were treated as non-taxable events and accordingly the CRM Funds' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                                              NET UNREALIZED
                                                                        NET ASSETS      APPRECIATION (DEPRECIATION)
                                                                       ------------     ---------------------------
          The CRM Funds - Small Cap Value Fund                         $158,932,951            $(2,022,593)
          The CRM Funds - Mid Cap Value Fund                             12,256,419               (501,458)
          The CRM Funds - Large Cap Value Fund                           10,404,693                 44,276

   The Predecessor Funds' investment objectives, policies and limitations were identical to those of the respective CRM Funds, which had no operations prior to November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the CRM Funds.

THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Investor Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Investor Shares) for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 3, 2001

THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Fund.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Funds paid a 20% capital gain distribution (from net long-term gains) during the fiscal year ended June 30, 2001. The following table summarizes the capital gain distributions:

                                                                                               TOTAL 20%
                                                                       CAPITAL GAIN          CAPITAL GAIN
                                                                         PER SHARE           DISTRIBUTION
                                                                      --------------        --------------
          Small Cap Value Fund                                            $0.5296             $5,995,497
          Mid Cap Value Fund                                               0.0579                105,546

For corporate shareholders, 100% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Small Cap Value, Mid Cap Value, and Large Cap Value Funds qualify for the dividend received deduction.

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2001

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                        ------------
COMMON STOCK (96.2%)
AMUSEMENT & RECREATION (2.5%)
    776,800 Trans World Entertainment Corp.*                        $  7,387,368
                                                                    ------------
CONSUMER PRODUCTS (2.0%)
    328,400 Central Garden & Pet Co.*                                  2,719,152
    282,800 Playtex Products, Inc.*                                    3,025,960
                                                                    ------------
                                                                       5,745,112
                                                                    ------------
COMMUNICATION & BROADCASTING (3.5%)
BROADCAST MEDIA (2.1%)
    202,200 Emmis Communications
              Corp. - Class A*(a)                                      6,217,650
                                                                    ------------
BROADCASTING & PUBLISHING (1.4%)
    114,700 Meredith Corp.                                             4,107,407
                                                                    ------------
                                                                      10,325,057
                                                                    ------------
COMPUTER SERVICES (6.6%)
      6,300 BSQUARE Corp.*                                                66,213
    248,700 Documentum, Inc.*                                          3,213,204
    578,900 Perot Systems Corp.*                                      10,478,090
    307,300 Systems & Computer
              Technology Corp.*                                        2,781,065
    172,500 Transaction Systems
              Architects, Inc.*                                        2,673,750
                                                                    ------------
                                                                      19,212,322
                                                                    ------------
ELECTRIC, GAS & WATER UTILITIES (4.8%)
    265,300 Avista Corp.                                               5,300,694
    401,800 Western Resources, Inc.                                    8,638,700
                                                                    ------------
                                                                      13,939,394
                                                                    ------------
FINANCE & INSURANCE (10.8%)
INSURANCE CARRIERS (3.1%)
     45,600 Everest Re Group, Ltd.                                     3,410,880
    304,300 First American Corp.(a)                                    5,763,442
                                                                    ------------
                                                                       9,174,322
                                                                    ------------
INVESTMENT ADVICE (0.6%)
     66,300 W.P. Stewart & Co., Ltd.                                   1,624,350
                                                                    ------------
LEASING (1.5%)
    109,800 GATX Corp.                                                 4,402,980
                                                                    ------------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (4.8%)
    634,128 Bay View Capital Corp.*                                 $  4,743,277
    247,400 Richmond County Financial Corp.                            9,282,448
                                                                    ------------
                                                                      14,025,725
                                                                    ------------
STATE & NATIONAL BANKS (0.8%)
     98,500 Community First Bankshares, Inc.                           2,265,500
                                                                    ------------
                                                                      31,492,877
                                                                    ------------
FOOD & BEVERAGE (1.0%)
    185,600 Interstate Bakeries Corp.                                  2,969,600
                                                                    ------------
HEALTHCARE (5.9%)
     36,400 Dentsply International, Inc.                               1,614,340
    363,100 Edwards Lifesciences Corp.*                                9,571,316
     16,500 First Health Group Corp.*                                    397,980
    506,100 U.S. Oncology, Inc.*                                       4,499,229
     61,900 VISX, Inc.*                                                1,197,765
                                                                    ------------
                                                                      17,280,630
                                                                    ------------
MANUFACTURING (23.5%)
AUTOMOTIVE PARTS-EQUIPMENT (4.0%)
    154,200 Lear Corp.*                                                5,381,580
    345,900 Visteon Corp.                                              6,357,642
                                                                    ------------
                                                                      11,739,222
                                                                    ------------
CARPETS & RUGS (1.7%)
    139,300 Mohawk Industries, Inc.*                                   4,903,360
                                                                    ------------
CHEMICALS-SPECIALTY (1.4%)
    768,800 Methanex Corp.*                                            4,036,200
                                                                    ------------
DIVERSIFIED-MANUFACTURING INDUSTRIES (0.0%)
     49,600 Mascotech, Inc. Escrow*(a)                                         0
                                                                    ------------
ELECTRICAL EQUIPMENT (1.1%)
     91,500 EMCOR Group, Inc.*                                         3,307,725
                                                                    ------------
ELECTRONICS (6.3%)
    216,000 Cymer, Inc.*                                               5,462,640
     90,400 Electro Scientific Industries, Inc.*                       3,444,240
     73,500 Photronics, Inc.*                                          1,886,010
    344,500 Thomas & Betts Corp.                                       7,603,115
                                                                    ------------
                                                                      18,396,005
                                                                    ------------
GENERAL CONSTRUCTION-SINGLE HOMES (2.5%)
    326,392 D.R. Horton, Inc.                                          7,409,098
                                                                    ------------

SEE ACCOMPANYING NOTES.

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                        ------------
MANUFACTURING (CONTINUED)
MACHINE TOOLS (1.6%)
    125,500 Kennametal, Inc.(a)                                     $  4,630,950
                                                                    ------------
MACHINERY & HEAVY EQUIPMENT (2.0%)
    285,100 Terex Corp.*                                               6,044,120
                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT (2.9%)
    362,400 Commscope, Inc.*                                           8,516,400
                                                                    ------------
                                                                      68,983,080
                                                                    ------------
OIL & GAS (4.5%)
CRUDE PETROLEUM & NATURAL GAS (3.3%)
  1,184,200 Gulf Canada Resources, Ltd.*                               9,592,020
                                                                    ------------
OIL & GAS EXPLORATION (1.2%)
    227,500 Nuevo Energy Co.*                                          3,708,250
                                                                    ------------
                                                                      13,300,270
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (5.7%)
  1,528,200 Ventas, Inc.                                              16,733,790
                                                                    ------------
SERVICES (13.5%)
ADVERTISING (4.6%)
    422,500 R.H. Donnelley Corp.*                                     13,520,000
                                                                    ------------
BUSINESS SERVICES (2.5%)
     47,550 American Management Systems, Inc.*                         1,122,180
    121,550 ChoicePoint, Inc.*                                         5,111,178
     47,600 Watson Wyatt & Co. Holdings*                               1,112,888
                                                                    ------------
                                                                       7,346,246
                                                                    ------------
HOTELS, OTHER LODGING PLACES (3.9%)
    165,800 Mandalay Resort Group*(a)                                  4,542,920
    573,200 Prime Hospitality Corp.*                                   6,792,420
                                                                    ------------
                                                                      11,335,340
                                                                    ------------
SANITARY SERVICES (2.5%)
    589,093 Casella Waste Systems, Inc.*                               7,363,663
                                                                    ------------
                                                                      39,565,249
                                                                    ------------
TRANSPORTATION (2.6%)
AIR FREIGHT SERVICES (1.4%)
    235,200 EGL, Inc.*                                                 4,106,592
                                                                    ------------
RAILROAD (1.2%)
    318,000 RailAmerica, Inc.*                                         3,631,560
                                                                    ------------
                                                                       7,738,152
                                                                    ------------
WHOLESALE & RETAIL TRADE (9.3%)
MISCELLANEOUS RETAIL STORES (1.8%)
    190,000 Dollar Tree Stores, Inc.*(a)                               5,289,600
                                                                    ------------
RETAIL APPAREL & ACCESSORY STORES (7.5%)
     67,500 AnnTaylor Stores Corp.*                                 $  2,416,500
    130,800 Children's Place Retail
              Stores, Inc.*(a)                                         3,505,440
    178,700 Coach, Inc.*                                               6,799,535
    189,000 Quiksilver, Inc.*                                          4,725,000
    137,000 Tommy Hilfiger Corp.*                                      1,918,000
    332,800 United Retail Group, Inc.*                                 2,529,280
                                                                    ------------
                                                                      21,893,755
                                                                    ------------
                                                                      27,183,355
                                                                    ------------
TOTAL COMMON STOCK
   (COST $216,934,758)                                               281,856,256
                                                                    ------------
SHORT-TERM INVESTMENTS (1.6%)
   4,770,738  Sansom Street Fund - Money
            Market Portfolio
   (COST $4,770,738)                                                   4,770,738
                                                                    ------------

    PAR
------------
COMMERCIAL PAPER (0.8%)
 $1,117,000 Exxon Imperial U.S., Inc., 4.00%,
              07/05/01                                                 1,116,504
  1,350,000 Fortune Brands, Inc., 4.15%,
              07/02/01                                                 1,349,844
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (COST $2,466,348)                                                   2,466,348
                                                                    ------------
U.S. AGENCY OBLIGATIONS (1.4%)
  2,000,000 Federal Home Loan Banks Discount
              Notes, 3.94%, 07/02/01                                   1,999,781
  2,000,000 Federal National Mortgage Association
              Discount Notes, 3.69%, 07/05/01                          1,999,180
                                                                    ------------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $3,998,961)                                                   3,998,961
                                                                    ------------
TOTAL INVESTMENTS (100.0%)
   (COST $228,170,805)                                              $293,092,303
                                                                    ============
SECURITIES LENDING COLLATERAL
Short-Term Investments Held as Collateral
   for Loaned Securities (Note 5)
   (COST $13,989,200)                                               $ 13,989,200
                                                                    ============

*   Non-income producing security.
(a) Security partially or fully on loan.
+ The cost for Federal income tax purposes was $229,438,215. At June 30, 2001, net unrealized appreciation was $63,654,088. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $71,335,298, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,681,210.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2001

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                         -----------
COMMON STOCK (91.0%)
AEROSPACE AND DEFENSE (6.7%)
AEROSPACE (4.4%)
     55,200 Embraer-Empresa Brasileira ADR(a)                        $ 2,155,560
                                                                     -----------
DEFENSE (2.3%)
     14,400 L-3 Communications Holdings, Inc.*(a)                      1,098,720
                                                                     -----------
                                                                       3,254,280
                                                                     -----------
COMMUNICATION & BROADCASTING (1.3%)
     39,100 WorldCom Inc.-MCI Group                                      629,510
                                                                     -----------
ELECTRIC GAS, & WATER UTILITIES (8.4%)
     81,000 Allete, Inc.(a)                                            1,822,500
     24,200 Exelon Corp.                                               1,551,704
     31,300 Western Resources, Inc.                                      672,950
                                                                     -----------
                                                                       4,047,154
                                                                     -----------
FINANCE & INSURANCE (15.8%)
INSURANCE AGENTS, BROKERS & SERVICES (3.5%)
     38,500 AON Corp.(a)                                               1,347,500
     18,400 Willis Group Holdings, Ltd.*(a)                              326,600
                                                                     -----------
                                                                       1,674,100
                                                                     -----------
INSURANCE CARRIERS (4.3%)
      9,200 ACE Ltd.                                                     359,628
      8,700 Everest Re Group, Ltd.                                       650,760
     15,500 Hartford Financial Services
            Group, Inc.                                                1,060,200
                                                                     -----------
                                                                       2,070,588
                                                                     -----------
MUTUAL FUNDS CLOSED-END (1.7%)
     90,700 John Hancock Bank & Thrift
            Opportunity Fund                                             804,509
                                                                     -----------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (3.7%)
     31,350 Charter One Financial, Inc.                              $ 1,000,065
     20,250 Washington Mutual, Inc.(a)                                   760,387
                                                                     -----------
                                                                       1,760,452
                                                                     -----------
STATE & NATIONAL BANKS (2.6%)
     41,300 North Fork Bancorporation, Inc.                            1,280,300
                                                                     -----------
                                                                       7,589,949
                                                                     -----------
HEALTHCARE (10.1%)
     45,100 Boston Scientific Corp.*                                     766,700
     26,600 Edwards Lifesciences Corp.*                                  701,176
     36,500 ICN Pharmaceuticals, Inc.                                  1,157,780
     26,300 IMS Health, Inc.                                             749,550
     35,200 Omnicare, Inc.                                               711,040
      8,500 Wellpoint Health Networks, Inc.*                             801,040
                                                                     -----------
                                                                       4,887,286
                                                                     -----------
MANUFACTURING (10.6%)
CHEMICAL & ALLIED PRODUCTS (2.9%)
     30,100 Air Products & Chemicals, Inc.(a)                          1,377,075
                                                                     -----------
CONSUMER PRODUCTS (1.5%)
     30,600 Tupperware Corp.                                             716,958
                                                                     -----------
ELECTRONICS (2.7%)
     14,400 Amphenol Corp. - Class A*                                    576,720
     25,200 Molex, Inc. - Class A                                        751,464
                                                                     -----------
                                                                       1,328,184
                                                                     -----------
LABORATORY ANALYTICAL INSTRUMENTS (0.5%)
      3,900 Millipore Corp.(a)                                           241,722
                                                                     -----------
MISC. MANUFACTURING INDUSTRIES (3.0%)
     35,400 Harnischfeger Industries, Inc.*                              580,560
      7,000 SPX Corp.*(a)                                                876,260
                                                                     -----------
                                                                       1,456,820
                                                                     -----------
                                                                       5,120,759
                                                                     -----------

SEE ACCOMPANYING NOTES.

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                         -----------
MINING (8.2%)
     56,200 Arch Coal, Inc.                                          $ 1,453,894
     25,100 CONSOL Energy, Inc.                                          635,030
     94,100 Massey Energy Co.                                          1,859,416
                                                                     -----------
                                                                       3,948,340
                                                                     -----------
OIL & GAS (2.7%)
     13,264 El Paso Corp.(a)                                             696,891
     12,100 Kinder Morgan, Inc.(a)                                       608,025
                                                                     -----------
                                                                       1,304,916
                                                                     -----------
SERVICES (16.1%)
BUSINESS SERVICES (9.5%)
     72,900 Acxiom Corp.*                                                954,261
     77,100 Cendant Corp.*(a)                                          1,503,450
    140,100 IKON Office Solutions, Inc.                                1,372,980
     28,000 Viad Corp.                                                   739,200
                                                                     -----------
                                                                       4,569,891
                                                                     -----------
CRUISE LINES (1.5%)
     23,800 Carnival Corp.                                               730,660
                                                                     -----------
MOTION PICTURE PRODUCTION (2.1%)
     45,400 Metro-Goldwyn-Mayer, Inc.*                                 1,028,310
                                                                     -----------
PRINTING & PUBLISHING (3.0%)
     22,100 McGraw-Hill Cos., Inc.                                     1,461,915
                                                                     -----------
                                                                       7,790,776
                                                                     -----------
WHOLESALE & RETAIL TRADE (11.0%)
    175,000 AutoNation, Inc.*                                          2,030,000
     89,200 Circuit City Stores, Inc.-
              CarMax Group*                                            1,423,632
     35,000 Dollar Tree Stores Inc.*(a)                                  974,400
     35,000 Toys "R" Us, Inc.*                                           866,250
                                                                     -----------
                                                                       5,294,282
                                                                     -----------
TOTAL COMMON STOCK
   (COST $36,038,502)                                                 43,867,252
                                                                     -----------

SHORT-TERM INVESTMENTS (0.7%)
    323,157 Sansom Street Fund -
            Money Market Portfolio
  (COST $323,157)                                                    $   323,157
                                                                     -----------

     PAR
------------
COMMERCIAL PAPER (4.2%)
  1,000,000 Wal-Mart Stores, Inc.,
              4.09%, 07/02/01                                            999,886
  1,000,000 Exxon Project Investment Corp.,
              3.88%, 07/03/01                                            999,784
                                                                     -----------
TOTAL COMMERCIAL PAPER
    (COST $1,999,670)                                                  1,999,670
                                                                     -----------
U.S. AGENCY OBLIGATIONS (4.1%)
  1,000,000 Federal Home Loan
            Banks Discount
            Notes, 3.94%, 07/02/01                                       999,891
  1,000,000 Federal National Mortgage
            Association Discount
            Notes, 3.69%, 07/05/01                                       999,590
                                                                     -----------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $1,999,481)                                                   1,999,481
                                                                     -----------
TOTAL INVESTMENTS (100.0%)
   (COST $40,360,810)                                                $48,189,560
                                                                     ===========
SECURITIES LENDING COLLATERAL
   Short-Term Investments Held as Collateral
   for Loaned Securities (Note 5)
   (COST $12,683,622)                                                $12,683,622
                                                                     ===========

*   Non-income producing security.
(a) Security partially or fully on loan.
+ The cost for Federal income tax purposes was $40,430,775. At June 30, 2001, net unrealized appreciation was $7,758,785. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,715,505, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $956,720.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2001

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                         -----------
COMMON STOCK (97.1%)
AEROSPACE & DEFENSE (3.4%)
AEROSPACE (2.0%)
     44,900 Embraer-Empresa
              Brasileira ADR(a)                                      $ 1,753,345
                                                                     -----------
DEFENSE (1.4%)
     15,400 L-3 Communications
              Holdings, Inc.*(a)                                       1,175,020
                                                                     -----------
                                                                       2,928,365
                                                                     -----------
COMMUNICATION & BROADCASTING (16.6%)
    108,000 AT & T Corp.(a)                                            2,376,000
     15,700 Cablevision Systems Corp. -
              Class A*(a)                                                918,450
     20,400 Comcast Corp - Class A*(a)                                   885,360
     62,000 News Corp., Ltd.,
              ADR - Class A(a)                                         2,008,800
     58,000 Nextel Communications, Inc.*(a)                            1,015,000
     30,940 Verizon Communications, Inc.                               1,655,290
     38,800 Viacom, Inc. - Class B*(a)                                 2,007,900
     63,300 Walt Disney Co.                                            1,828,737
     49,388 WorldCom, Inc.-MCI Group                                     795,147
     74,700 WorldCom, Inc.-WorldCom
              Group*(a)                                                1,060,740
                                                                     -----------
                                                                      14,551,424
                                                                     -----------
COMPUTER SERVICES (2.9%)
     53,700 Ceridian Corp.*(a)                                         1,029,429
     52,100 IMS Health, Inc.                                           1,484,850
                                                                     -----------
                                                                       2,514,279
                                                                     -----------
ELECTRIC, GAS & WATER UTILITIES (3.3%)
     29,800 Duke Energy Corp.(a)                                       1,162,498
     27,700 Exelon Corp.                                               1,776,124
                                                                     -----------
                                                                       2,938,622
                                                                     -----------
FINANCE & INSURANCE (22.1%)
FINANCIAL SERVICES (6.6%)
     45,400 American Express Co.                                       1,761,520
     23,400 Bank of America Corp.                                      1,404,702
     49,142 Citigroup, Inc.(a)                                         2,596,663
                                                                     -----------
                                                                       5,762,885
                                                                     -----------
INSURANCE CARRIERS (9.8%)
     16,100 ACE Ltd.                                                 $   629,349
     34,000 Allmerica Financial Corp.                                  1,955,000
     16,500 American International
              Group, Inc.(a)                                           1,419,000
     62,000 AON Corp.(a)                                               2,170,000
     23,100 Hartford Financial Services
              Group, Inc.                                              1,580,040
     16,650 Jefferson-Pilot Corp.                                        804,528
                                                                     -----------
                                                                       8,557,917
                                                                     -----------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS  (3.0%)
     19,500 Freddie Mac                                                1,365,000
     34,300 Washington Mutual, Inc.(a)                                 1,287,965
                                                                     -----------
                                                                       2,652,965
                                                                     -----------
SECURITY & COMMODITY BROKERS, DEALERS & SERVICES (2.7%)
     24,255 Bear Stearns Cos., Inc.(a)                                 1,430,317
     16,600 Merrill Lynch & Co., Inc.(a)                                 983,550
                                                                     -----------
                                                                       2,413,867
                                                                     -----------
                                                                      19,387,634
                                                                     -----------
MANUFACTURING (21.6%)
ADHESIVES & SEALANTS (0.9%)
     15,600 Avery Dennison Corp.                                         796,380
                                                                     -----------
AUTOMOTIVE PARTS-EQUIPMENT (1.1%)
     59,200 Delphi Automotive Systems Corp.                              943,056
                                                                     -----------
CHEMICAL & ALLIED PRODUCTS (5.4%)
     22,800 Air Products & Chemicals, Inc.                             1,043,100
     54,700 Dow Chemical Co.(a)                                        1,818,775
     19,700 Du Pont (E.I.) de Nemours & Co.(a)                           950,328
     28,300 Rohm & Haas Co.                                              931,070
                                                                     -----------
                                                                       4,743,273
                                                                     -----------
CONSUMER PRODUCTS (2.6%)
     31,200 General Electric Co.                                       1,521,000
     26,000 Gillette Co.(a)                                              753,740
                                                                     -----------
                                                                       2,274,740
                                                                     -----------
FOOD & BEVERAGE (2.1%)
     58,900 Kraft Foods, Inc. - Class A*                               1,825,900
                                                                     -----------

SEE ACCOMPANYING NOTES.

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                         -----------
MANUFACTURING (CONTINUED)
INDUSTRIAL AUTOMATION  (2.0%)
     47,500 Rockwell International Corp.                             $ 1,810,700
                                                                     -----------
PHARMACEUTICAL PREPARATIONS (4.5%)
     18,900 Abbott Laboratories                                          907,389
     15,500 American Home Products Corp.                                 905,820
     59,000 Schering-Plough Corp.                                      2,138,160
                                                                     -----------
                                                                       3,951,369
                                                                     -----------
PLUMBING FIXTURES & HEATING EQUIPMENT (2.0%)
     70,200 Masco Corp.(a)                                             1,752,192
                                                                     -----------
SEMICONDUCTORS (1.0%)
     30,100 Intel Corp.                                                  880,425
                                                                     -----------
                                                                      18,978,035
                                                                     -----------
MINING (0.9%)
     19,600 Alcoa, Inc.                                                  772,240
                                                                     -----------
OIL & GAS (6.8%)
     19,600 Alberta Energy Co., Ltd.                                     808,304
     13,100 Anadarko Petroleum Corp.                                     707,793
     22,800 Burlington Resources, Inc.                                   910,860
     19,100 Chevron Corp.(a)                                           1,728,550
     21,461 El Paso Corp.(a)                                           1,127,561
     14,200 Enron Corp.(a)                                               695,800
                                                                     -----------
                                                                       5,978,868
                                                                     -----------
SERVICES (3.9%)
BUSINESS SERVICES (2.0%)
     89,600 Cendant Corp.*(a)                                          1,747,200
                                                                     -----------
PRINTING & PUBLISHING (1.9%)
     24,700 McGraw-Hill Cos., Inc.                                     1,633,905
                                                                     -----------
                                                                       3,381,105
                                                                     -----------
TECHNOLOGY (7.9%)
COMPUTERS & OFFICE EQUIPMENT (1.7%)
     13,300 International Business
              Machines Corp.                                           1,502,900
                                                                     -----------
COMPUTER SOFTWARE (3.5%)
     49,700 Computer Associates
              International, Inc.(a)                                 $ 1,789,200
     94,000 Compuware Corp.*                                           1,315,060
                                                                     -----------
                                                                       3,104,260
                                                                     -----------
ELECTRONICS (1.6%)
     44,000 Agilent Technologies, Inc.*                                1,430,000
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT (1.1%)
     60,000 Motorola, Inc.                                               993,600
                                                                     -----------
                                                                       7,030,760
                                                                     -----------
TRANSPORTATION (1.1%)
     19,400 Continental Airlines, Inc. -
              Class B*(a)                                                955,450
                                                                     -----------
WHOLESALE & RETAIL TRADE (6.6%)
RETAIL EATING & DRINKING PLACES (2.0%)
     32,600 McDonald's Corp.                                             882,156
     18,700 Tricon Global Restaurants, Inc.*(a)                          820,930
                                                                     -----------
                                                                       1,703,086
                                                                     -----------
RETAIL FOOD STORES (1.0%)
     19,100 Safeway, Inc.*                                               916,800
                                                                     -----------
SPECIALTY RETAIL STORES (3.6%)
    132,900 Autonation, Inc.*                                          1,541,640
     65,500 Toys "R" Us, Inc.*                                         1,621,125
                                                                     -----------
                                                                       3,162,765
                                                                     -----------
                                                                       5,782,651
                                                                     -----------
TOTAL COMMON STOCK
   (COST $74,276,021)                                                 85,199,433
                                                                     -----------
SHORT-TERM INVESTMENTS (1.8%)
   1,565,883  Sansom Street Fund -
            Money Market Portfolio
   (COST $1,565,883)                                                   1,565,883
                                                                     -----------

SEE ACCOMPANYING NOTES.

                                                                       MARKET
    PAR                                                                 VALUE
------------                                                         -----------
U.S. AGENCY OBLIGATIONS (1.1%)
$  1,000,000  Federal Home Loan Banks Discount
            Notes, 3.94%, 07/02/01
   (COST $999,891)                                                   $   999,891
                                                                     -----------
TOTAL INVESTMENTS (100%)
   (COST $76,841,795)                                                $87,765,207
                                                                     ===========
SECURITIES LENDING COLLATERAL
Short-Term Investments Held as Collateral
   for Loaned Securities (Note 5)
   (COST $31,917,287)                                                $31,917,287
                                                                     ===========

*   Non-income producing security.
(a) Security partially or fully on loan.
+ The cost for Federal income tax purposes was $77,321,950. At June 30, 2001, net unrealized appreciation was $10,443,257. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,781,891, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,338,634.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                      SMALL CAP        MID CAP       LARGE CAP
                                                                    VALUE SERIES    VALUE SERIES    VALUE SERIES
                                                                    ------------    ------------    ------------
ASSETS
    Investments
       Investments, at cost                                         $228,170,805     $40,360,810    $ 76,841,795
       Net unrealized appreciation                                    64,921,498       7,828,750      10,923,412
                                                                    ------------     -----------    ------------
    Total investments, at value                                      293,092,303      48,189,560      87,765,207
    Securities lending collateral                                     13,989,200      12,683,622      31,917,287
    Receivable for securities sold                                     3,723,142         613,324       3,922,936
    Receivable for Contributions                                       2,106,192       2,643,925         206,414
    Interest and dividends receivable                                    305,122          54,862          77,643
                                                                    ------------     -----------    ------------
Total assets                                                         313,215,959      64,185,293     123,889,487
                                                                    ------------     -----------    ------------
LIABILITIES
    Obligation to return securities lending collateral                13,989,200      12,683,622      31,917,287
    Payable for securities purchased                                     754,776         416,860       1,699,135
    Payable for Withdrawals                                              135,928         260,383          76,995
    Accrued management fee                                               173,722          29,482          40,923
    Other accrued expenses                                                40,619          12,138          13,336
                                                                    ------------     -----------    ------------
Total liabilities                                                     15,094,245      13,402,485      33,747,676
                                                                    ------------     -----------    ------------
NET ASSETS                                                          $298,121,714     $50,782,808    $ 90,141,811
                                                                    ============     ===========    ============

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2001

                                                                      SMALL CAP        MID CAP       LARGE CAP
                                                                    VALUE SERIES    VALUE SERIES    VALUE SERIES
                                                                    ------------    ------------    ------------
INVESTMENT INCOME
    Dividends                                                       $  3,141,609     $   446,582    $  1,057,949
    Interest                                                             809,294         131,109         335,066
    Securities lending                                                   284,673           7,745          21,501
    Foreign tax withheld                                                      --              --          (3,636)
                                                                    ------------     -----------    ------------
Total investment income                                                4,235,576         585,436       1,410,880
                                                                    ------------     -----------    ------------
EXPENSES
    Investment advisory fees                                           1,635,197         242,848         449,744
    Administration fees                                                  218,026          32,380          81,772
    Professional services                                                 30,981          17,446          24,729
    Accounting services                                                   13,816           4,356           7,646
    Custody fees                                                          53,891          19,239          19,674
    Trustee fees and expenses                                              3,540           3,540           3,834
    Miscellaneous                                                            407             719           1,091
                                                                    ------------     -----------    ------------
Total expenses                                                         1,955,858         320,528         588,490
                                                                    ------------     -----------    ------------
NET INVESTMENT INCOME                                                  2,279,718         264,908         822,390
                                                                    ------------     -----------    ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
    Net realized gain from investments                                17,583,267       4,121,558       3,330,183
    Net change in unrealized appreciation/depreciation
       of investments                                                 58,872,939       6,364,338       2,827,358
                                                                    ------------     -----------    ------------
Net realized and unrealized gain on investments                       76,456,206      10,485,896       6,157,541
                                                                    ------------     -----------    ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                         $ 78,735,924     $10,750,804    $  6,979,931
                                                                    ============     ===========    ============

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SMALL CAP VALUE SERIES
                                                                                  ------------------------------
                                                                                   YEAR ENDED       PERIOD ENDED
                                                                                    JUNE 30,          JUNE 30,
                                                                                      2001             2000(a)
                                                                                  ------------      ------------
NET ASSETS -- BEGINNING OF PERIOD                                                 $173,997,386      $         --
                                                                                  ------------      ------------
OPERATIONS
    Net investment income (loss)                                                     2,279,718          (356,956)
    Net realized gain from investments                                              17,583,267        22,488,958
    Net change in unrealized appreciation/depreciation
       of investments                                                               58,872,939         8,071,152
                                                                                  ------------      ------------
     Net increase in net assets resulting
       from operations                                                              78,735,924        30,203,154
                                                                                  ------------      ------------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions                                                                 104,740,262       188,418,042
     Withdrawals                                                                   (59,351,858)      (44,623,810)
                                                                                  ------------      ------------
       Net increase in net assets resulting from transactions
         in beneficial interests                                                    45,388,404       143,794,232
                                                                                  ------------      ------------
       Total increase in net assets                                                124,124,328       173,997,386
                                                                                  ------------      ------------
NET ASSETS -- END OF PERIOD                                                       $298,121,714      $173,997,386
                                                                                  ============      ============

(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.

SEE ACCOMPANYING NOTES.

                                                                                       MID CAP VALUE SERIES
                                                                                  ------------------------------
                                                                                   YEAR ENDED       PERIOD ENDED
                                                                                    JUNE 30,          JUNE 30,
                                                                                      2001             2000(a)
                                                                                  ------------      ------------
NET ASSETS -- BEGINNING OF PERIOD                                                 $ 18,550,860      $         --
                                                                                  ------------      ------------
OPERATIONS
    Net investment income                                                              264,908            43,035
    Net realized gain from investments                                               4,121,558         1,818,721
    Net change in unrealized appreciation/depreciation
       of investments                                                                6,364,338         1,965,870
                                                                                  ------------      ------------
    Net increase in net assets resulting
       from operations                                                              10,750,804         3,827,626
                                                                                  ------------      ------------
TRANSACTIONS IN BENEFICIAL INTEREST
    Contributions                                                                   38,837,155        19,319,116
    Withdrawals                                                                    (17,356,011)       (4,595,882)
                                                                                  ------------      ------------
       Net increase in net assets resulting from transactions
         in beneficial interests                                                    21,481,144        14,723,234
                                                                                  ------------      ------------
       Total increase in net assets                                                 32,231,948        18,550,860
                                                                                  ------------      ------------
NET ASSETS -- END OF PERIOD                                                       $ 50,782,808      $ 18,550,860
                                                                                  ============      ============

(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.

SEE ACCOMPANYING NOTES.

                                                                                      LARGE CAP VALUE SERIES
                                                                                  ------------------------------
                                                                                    YEAR ENDED      PERIOD ENDED
                                                                                     JUNE 30,         JUNE 30,
                                                                                       2001            2000(a)
                                                                                  ------------      ------------
NET ASSETS -- BEGINNING OF PERIOD                                                 $ 72,228,928      $         --
                                                                                  ------------      ------------
OPERATIONS
    Net investment income                                                              822,390           378,676
    Net realized gain from investments                                               3,330,183         5,143,515
    Net change in unrealized appreciation/depreciation
       of investments                                                                2,827,358         6,386,560
                                                                                  ------------      ------------
    Net increase in net assets resulting
       from operations                                                               6,979,931        11,908,751
                                                                                  ------------      ------------
TRANSACTIONS IN BENEFICIAL INTEREST
    Contributions                                                                   22,850,948        79,403,657
    Withdrawals                                                                    (11,917,996)      (19,083,480)
                                                                                  ------------      ------------
       Net increase in net assets resulting from transactions
         in beneficial interests                                                    10,932,952        60,320,177
                                                                                  ------------      ------------
       Total increase in net assets                                                 17,912,883        72,228,928
                                                                                  ------------      ------------
NET ASSETS -- END OF PERIOD                                                       $ 90,141,811      $ 72,228,928
                                                                                  ============      ============

(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE TRUST. Small Cap Value Series, Mid Cap Value Series and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. For its services, the adviser receives a fee from Small Cap Value Series and Mid Cap Value Series as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of each Series. For its services to Large Cap Value Series, the advisor receives a fee as follows: .55% up to $1 billion; .50% of the next $1 billion; and .45% in excess of $2 billion of the average daily net assets of the Series.

   CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.50% of average daily net assets of the Investor Shares of CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund. These undertakings will remain in place until November 1, 2010.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. LINE OF CREDIT. The Series, along with certain other series of the Trust, participate in a $25,000,000 Credit Agreement, which expires December 26, 2001. The Credit Agreement is to be used for temporary or emergency needs, including withdrawals from the Series. No amounts were outstanding at June 30, 2001. No commitment fees are imposed under the Credit Agreement.

5. SECURITIES LENDING AGREEMENT. Each of the Series may lend its securities pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

   At June 30, 2001, the market value of securities on loan for the Small Cap Value, Mid Cap Value and Large Cap Value Series was $13,754,293, $12,186,228, and $31,165,429, respectively, and the market value of the related collateral was $13,989,200, $12,683,622, and $31,917,287, respectively.

6. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                               SMALL CAP         MID CAP          LARGE CAP
                                                                 VALUE             VALUE            VALUE
                                                                SERIES            SERIES           SERIES
                                                            --------------    -------------     -------------
Purchases                                                    $224,067,105      $65,954,344       $93,753,752
Sales                                                         185,175,978       49,907,732        82,781,265

7. FINANCIAL HIGHLIGHTS.

                                                 SMALL CAP                        MID CAP                       LARGE CAP
                                                VALUE SERIES                   VALUE SERIES                   VALUE SERIES
                                       ------------------------------  ----------------------------   ----------------------------
                                                      FOR THE PERIOD                 FOR THE PERIOD                 FOR THE PERIOD
                                       FOR THE YEAR     NOVEMBER 1,    FOR THE YEAR    NOVEMBER 1,    FOR THE YEAR    NOVEMBER 1,
                                          ENDED           1999(1)          ENDED         1999(1)          ENDED         1999(1)
                                         JUNE 30,         THROUGH         JUNE 30,       THROUGH         JUNE 30,       THROUGH
                                           2001         JUNE 30, 2000       2001      JUNE 30, 2000        2001      JUNE 30, 2000
                                       ------------   ---------------  ------------  --------------   ------------  --------------
Total Return                              42.27%           19.70%**        43.18%        37.80%**          9.38%        18.70%**
Ratios to Average Net Assets:
   Expenses                                0.90%            0.87%*          0.99%         1.10%*           0.72%         0.69%*
   Net investment income                   1.05%           (0.32)%*         0.82%         0.52%*           1.01%         0.82%*
Portfolio Turnover Rate                      90%              65%            163%          202%             109%          110%

(1) Commencement of operations.
*   Annualized.
**  Not Annualized.

WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Value Series, Mid Cap Value Series, and Large Cap Value Series (the "Series") (each a series of WT Investment Trust
I) as of June 30, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2001, the results of their operations for the year then ended and the changes in their net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.


                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 3, 2001